Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenue
Other operating revenue	$ 43,538	$ 38,549	$ 25,964
Total operating revenue	3,457,004	2,965,033	1,509,931
Operating expenses
Fuel	995,862	1,052,637	383,179
Wages, salaries, benefits and other employees’ expenses	436,526	380,385	258,128
Passenger servicing	89,146	70,080	35,869
Airport facilities and handling charges	221,878	192,584	131,335
Maintenance, materials and repairs	132,531	104,114	41,888
Sales and distribution	227,171	224,465	129,877
Depreciation and amortization	306,114	267,704	239,946
Impairment of non financial assets	0	0	(5,441)
Flight operations	109,892	97,256	55,766
Other operating and administrative expenses	130,656	125,424	87,426
Total operating expenses	2,649,776	2,514,649	1,357,973
Operating profit	807,228	450,384	151,958
Non-operating income (expense)
Finance cost	(158,216)	(87,631)	(76,234)
Finance income	50,208	18,030	10,849
Gain (loss) on foreign currency fluctuations	3,076	(9,812)	(6,174)
Net change in fair value of derivatives	(98,347)	17,189	(22,778)
Other net non-operating income (expense)	7,153	70	(3,291)
Total non-operating income (expense)	(196,126)	(62,154)	(97,628)
Profit before taxes	611,102	388,230	54,330
Income tax expense	(97,005)	(40,176)	(10,486)
Net profit	$ 514,097	$ 348,054	$ 43,844
Earnings per share
Basic (in dollars per share)	$ 12.78	$ 8.58	$ 1.03
Diluted (in dollars per share)	$ 12.78	$ 7.88	$ 1.03
Passenger revenue
Operating revenue
Revenue from contracts with customers	$ 3,316,361	$ 2,824,719	$ 1,412,390
Cargo and mail revenue
Operating revenue
Revenue from contracts with customers	$ 97,105	$ 101,765	$ 71,577